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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05845

Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Invesco Senior Loan Fund
Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us	VK-SLO-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Variable Rate Senior Loan Interests–101.04%(b)(c)

Aerospace & Defense–3.25%

CAMP International Holding Co., First Lien Term Loan	4.75%	05/31/2019		$1,503	$1,479,025
Second Lien Term Loan	8.25%	11/30/2019		179	175,442
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.75%	08/11/2022		1,176	1,137,536
Element Materials Technology Group US Holdings Inc., Term Loan B	5.00%	08/08/2021		535	532,746
IAP Worldwide Services, Revolver Loan(d)	0.00%	07/18/2018		1,501	1,470,752
Second Lien Term Loan (Acquired 07/18/14-08/18/14; Cost $1,622,474)	8.00%	07/18/2019		1,752	1,760,378
Landmark U.S. Holdings LLC, Canadian Term Loan	4.75%	10/25/2019		131	130,515
First Lien Term Loan	4.75%	10/25/2019		3,291	3,288,548
Second Lien Term Loan	8.25%	10/25/2020		354	353,924
PRV Aerospace, LLC, Term Loan	6.50%	05/09/2018		3,184	3,136,524
Transdigm Inc., Term Loan C	3.75%	02/28/2020		7,775	7,601,547
Term Loan D	3.75%	06/04/2021		2,925	2,858,400
Term Loan E	3.50%	05/16/2022		5,870	5,699,849
					29,625,186

Air Transport–0.71%

American Airlines, Inc., Term Loan	3.25%	06/27/2020		492	486,770
Delta Air Lines, Inc., Revolver Loan (d)	0.00%	10/18/2017		1,227	1,205,076
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020		2,998	2,938,005
United Continental Holdings, Inc., Term Loan B-1	3.50%	09/15/2021		1,892	1,878,905
					6,508,756

Automotive–5.21%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/2020		1,217	1,213,569
American Tire Distributors, Inc., Term Loan	5.25%	09/01/2021		2,522	2,528,705
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/2017		719	553,518
BBB Industries, LLC, First Lien Term Loan	6.00%	11/03/2021		1,031	1,028,065
Second Lien Term Loan	9.75%	11/03/2022		602	577,097
Britax Group Ltd., Term Loan	4.50%	10/15/2020		524	372,668
Dealer Tire, LLC, Term Loan	5.50%	12/22/2021		691	692,404
Dexter Axle Co., Term Loan	4.50%	02/28/2020		2,033	2,019,081
FCA US LLC, Term Loan	3.50%	05/24/2017		1,041	1,040,222
Federal-Mogul Corp., Term Loan C	4.75%	04/15/2021		16,978	15,258,936
Gates Global, LLC, Term Loan	4.25%	07/05/2021		4,022	3,769,625
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/2019		1,624	1,628,416
Midas Intermediate Holdco II, LLC, Incremental Delayed Draw Term Loan(d)	0.00%	08/18/2021		85	84,267
Incremental Term Loan	4.50%	08/18/2021		1,779	1,767,143
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/2021		514	507,939
Nelson Bidco Ltd. (United Kingdom), Second Lien Term Loan (e)	—	12/17/2022	GBP	2,125	3,219,119
Schaeffler AG (Germany), Term Loan B	4.25%	05/15/2020		197	197,840
TI Group Automotive Systems, LLC, Term Loan	4.50%	06/25/2022		2,334	2,307,309
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/2020		1,929	1,901,252
Transtar Holding Co., First Lien Term Loan	5.75%	10/09/2018		4,324	3,761,750
Second Lien Term Loan	10.00%	10/09/2019		1,271	1,144,297
Wand Intermediate I LP, First Lien Term Loan	4.75%	09/17/2021		1,128	1,118,362
Second Lien Term Loan	8.25%	09/17/2022		813	789,021
					47,480,605

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Beverage & Tobacco–0.09%

Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021		$830	$788,302

Building & Development–2.02%

Beacon Roofing Supply, Inc., Term Loan	4.00%	10/01/2022		943	940,041
Capital Automotive LP, Second Lien Term Loan	6.00%	04/30/2020		3,248	3,280,401
DI Purchaser, Inc., First Lien Term Loan	6.00%	12/15/2021		976	910,266
HD Supply, Inc., Incremental Term Loan	3.75%	08/13/2021		210	207,969
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan(d)	0.00%	02/28/2017		19	14,431
PIK Exit Revolver Loan(f)	5.00%	02/28/2017		233	175,979
Mannington Mills, Inc., Term Loan	4.75%	10/01/2021		405	382,336
Mueller Water Products, Inc., Term Loan	4.00%	11/25/2021		61	61,196
Nortek, Inc., Incremental Term Loan 1	3.50%	10/30/2020		839	826,021
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/2020		4,929	4,912,379
Re/Max International, Inc., Term Loan	4.25%	07/31/2020		2,356	2,343,783
Realogy Corp., Synthetic LOC	4.44%	10/10/2016		1	286
Term Loan B	3.75%	03/05/2020		4,183	4,172,319
Tamarack Resort LLC, PIK Term Loan A (Acquired 03/07/14-09/30/15; Cost $159,138) (f)	8.00%	03/07/2016		159	159,110
PIK Term Loan B (Acquired 03/07/14-09/30/15; Cost $306,472) (f)	6.50%	02/28/2019		773	0
					18,386,517

Business Equipment & Services–10.91%

Accelya International S.A., (Luxembourg) Term Loan A-1 (Acquired 03/06/14; Cost $1,254,027)	5.08%	03/06/2020		1,258	1,256,886
Term Loan A-2 (Acquired 03/06/14; Cost $432,783)	5.08%	03/06/2020		434	433,784
Asurion LLC, Incremental Term Loan B-1	5.00%	05/24/2019		56	52,807
Incremental Term Loan B-2	4.25%	07/08/2020		13,032	12,073,867
Incremental Term Loan B-4	5.00%	08/04/2022		1,542	1,430,657
Second Lien Term Loan	8.50%	03/03/2021		14,469	12,855,758
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/2021		321	311,935
Brickman Group Ltd. LLC, Second Lien Term Loan	7.50%	12/17/2021		768	729,971
Caraustar Industries, Inc., Incremental Term Loan	8.00%	05/01/2019		800	799,263
Term Loan	8.00%	05/01/2019		2,664	2,664,965
Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/2022		2,591	1,597,821
Term Loan B	4.50%	04/09/2021		4,251	3,613,512
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/2022		2,343	2,332,397
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/2019		1,622	1,394,790
Second Lien Term Loan	8.75%	12/21/2020		826	644,165
Dream Secured Bondco AB (Sweden), Term Loan B-1 (e)	—	10/21/2022	EUR	892	945,798
Emdeon Inc., Term Loan B-2	3.75%	11/02/2018		1,975	1,959,266
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/2018		2,343	2,336,391
First Data Corp., Term Loan	3.71%	03/23/2018		19,660	19,483,011
Term Loan	3.96%	07/10/2022		841	832,471
Term Loan B	3.71%	09/24/2018		2,134	2,116,612
Genesys Telecom Holdings, U.S., Inc., Term Loan 2	4.50%	11/13/2020		2,457	2,446,215
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022		197	192,944
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/2022		1,467	1,349,232
Term Loan	4.25%	07/25/2021		2,281	2,215,773
Kronos Inc., Second Lien Term Loan	9.75%	04/30/2020		1,489	1,509,551
LS Deco LLC, Term Loan B	5.50%	05/21/2022		973	972,670
Prime Security Services Borrower, LLC, First Lien Term Loan B	5.00%	07/01/2021		1,320	1,308,590
Second Lien Term Loan B	9.75%	07/01/2022		687	676,820
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/2017		2,086	2,055,171
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		5,572	5,433,032

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Business Equipment & Services–(continued)

Stiphout Finance LLC, Second Lien Term Loan (Acquired 07/23/15; Cost $520,850)	9.00%	10/26/2023		$523	$522,135
Term Loan	4.75%	10/26/2022		1,021	1,015,492
SunGard Data Systems Inc., Term Loan E	4.00%	03/08/2020		388	387,871
TNS Inc., First Lien Term Loan	5.00%	02/14/2020		2,220	2,198,451
Second Lien Term Loan	9.00%	08/14/2020		218	213,049
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		4,472	4,367,111
Wash MultiFamily Acquisition Inc., Canadian First Lien Term Loan	4.25%	05/13/2022		133	130,516
Canadian Second Lien Term Loan (Acquired 05/04/15; Cost $120,186)	8.00%	05/12/2023		121	117,428
First Lien Term Loan	4.25%	05/13/2022		760	745,256
Second Lien Term Loan (Acquired 05/04/15; Cost $21,054)	8.00%	05/14/2023		21	20,567
West Corp., Term Loan B-11 (e)	—	11/24/2021		1,675	1,665,221
					99,409,222

Cable & Satellite Television–5.06%

Altice Financing S.A., (Luxembourg) Euro Term Loan(e)	—	02/04/2022	EUR	998	1,044,033
Term Loan	5.25%	02/04/2022		1,534	1,529,298
Cequel Communications, LLC, Revolver Loan (d)	0.00%	02/14/2017		4,858	4,420,992
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023		4,974	4,971,754
CSC Holdings, LLC, Term Loan	5.00%	10/09/2022		7,682	7,676,046
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020		720	719,991
Mediacom Illinois LLC, Term Loan E	3.16%	10/23/2017		3,881	3,856,533
Term Loan G	3.50%	06/30/2021		849	841,088
Telenet BidCo N.V. (Belgium), Term Loan AA (e)	—	06/30/2023	EUR	1,250	1,295,924
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.50%	06/30/2023		5,766	5,687,734
WideOpenWest Finance, LLC, Term Loan B	4.50%	04/01/2019		2,103	2,053,959
YPSO Holding SA, (France) Euro Term Loan B-6	4.75%	01/14/2023	EUR	2,250	2,357,922
Term Loan B-5	4.56%	07/29/2022		1,138	1,112,400
Term Loan B-6	4.75%	01/14/2023		8,704	8,535,621
					46,103,295

Chemicals & Plastics–3.89%

Allnex & Cy S.C.A., Term Loan B-1	4.50%	10/03/2019		254	252,098
Term Loan B-2	4.50%	10/03/2019		132	130,806
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/2018		2,822	2,645,666
Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/05/2022		394	393,840
Chemours Co. (The), Term Loan B	3.75%	05/12/2022		424	393,264
Chemstralia Finco LLC, Term Loan	7.25%	02/28/2022		2,474	2,437,331
Chromaflo Technologies Corp., Second Lien Term Loan	8.25%	06/02/2020		564	524,686
Colouroz Investment LLC, (Germany) First Lien Term Loan B-2	4.50%	09/07/2021		2,554	2,525,726
Second Lien Term Loan B-2	8.25%	09/05/2022		3,806	3,672,705
Term Loan C	4.50%	09/07/2021		422	417,532
Constantinople Acquisition GmbH, (Austria) Term Loan B-1	4.75%	04/30/2022		156	155,968
Term Loan B-2	4.75%	04/30/2022		801	800,914
Eco Services Operations LLC, Term Loan	4.75%	12/01/2021		768	762,190
Ferro Corp., Term Loan (Acquired 07/30/14; Cost $767,456)	4.00%	07/30/2021		771	767,716
Gemini HDPE LLC, Term Loan	4.75%	08/06/2021		714	711,948
Hll Holding Corp., First Lien Term Loan	4.25%	12/20/2019		406	402,835
Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018		2,086	2,051,257
MacDermid, Inc., First Lien Term Loan B	4.50%	06/07/2020		364	353,558
Term Loan B-2	4.75%	06/07/2020		784	761,897
Term Loan B-3(e)	—	06/07/2020		744	725,882
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		3,156	3,025,974

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000) (a)	Value

Chemicals & Plastics–(continued)

Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020		$3,956	$3,799,765
Second Lien Term Loan	9.50%	07/15/2020		1,630	1,488,539
Prolampac Intermediate Inc., Second Lien Term Loan	9.25%	08/18/2023		659	642,270
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		345	343,823
Styrolution US Holding LLC, First Lien Term Loan B-1	6.50%	11/07/2019		4,147	4,152,174
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		1,095	1,070,288
					35,410,652

Clothing & Textiles–1.27%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan	5.50%	05/27/2021		2,457	2,437,278
Incremental Delayed Draw Term Loan(d)	0.00%	05/27/2021		158	157,104
Incremental Second Lien Delayed Draw Term Loan(d)	0.00%	05/27/2022		48	47,392
Second Lien Term Loan	9.50%	05/27/2022		1,266	1,261,331
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		6,591	5,899,362
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/2021		1,743	1,744,151
					11,546,618

Conglomerates–0.59%

CeramTec Acquisition Corp., Term Loan B-1	4.25%	08/30/2020		859	853,338
Term Loan B-2	4.25%	08/30/2020		89	88,900
Term Loan B-3	4.25%	08/30/2020		261	259,675
Epiq Systems, Inc., Term Loan	4.50%	08/27/2020		3,245	3,212,615
Jarden Corp., Term Loan B-2	2.98%	07/30/2022		18	17,710
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/2021		65	65,104
Spectrum Brands, Inc., Term Loan	3.50%	06/23/2022		850	850,542
					5,347,884

Containers & Glass Products–1.19%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/2022		435	426,242
Term Loan	4.50%	10/01/2021		1,631	1,616,979
Berry Plastics Group, Inc., Term Loan E	3.75%	01/06/2021		38	37,755
BWAY Holding Co., Term Loan	5.50%	08/14/2020		345	336,443
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/2019		63	58,878
Duran Group (Germany), Term Loan C (Acquired 07/15/15; Cost $1,374,376)	8.25%	11/28/2019		1,374	1,377,812
Hoffmaster Group, Inc., First Lien Term Loan	5.25%	05/09/2020		2,273	2,255,812
Second Lien Term Loan	10.00%	05/09/2021		469	461,013
Horizon Holdings III (France), Term Loan B (e)	—	08/07/2022	EUR	2,000	2,118,984
Klockner Pentaplast of America, Inc., Term Loan	5.00%	04/28/2020		680	679,969
Term Loan	5.00%	04/28/2020		291	290,585
Ranpak Corp., Second Lien Term Loan	8.25%	10/03/2022		237	234,955
Term Loan B-1	4.25%	10/01/2021		339	336,654
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		616	607,275
					10,839,356

Cosmetics & Toiletries–0.76%

Coty Inc., Term Loan B	3.75%	10/27/2022		1,211	1,208,450
Galleria Co., Delayed Draw Term Loan (e)	—	01/01/2022		2,685	2,689,132
Vogue International LLC, Term Loan B	5.75%	02/14/2020		3,064	3,063,842
					6,961,424

Drugs–1.45%

BPA Laboratories, First Lien Term Loan	2.82%	07/03/2017		2,466	2,016,229
Second Lien Term Loan	2.82%	07/03/2017		2,144	1,742,389
Endo Pharmaceuticals Holdings Inc., Incremental Term Loan B	3.75%	09/25/2022		1,635	1,612,890

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000) (a)	Value

Drugs–(continued)

Grifols Worldwide Operations USA, Inc., Term Loan B	3.23%	02/27/2021		$3,303	$3,282,597
Valeant Pharmaceuticals International, Inc. (Canada), Series F-1, Term Loan B	4.00%	04/01/2022		4,815	4,560,112
					13,214,217

Ecological Services & Equipment–0.05%

ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/2019		402	393,829
Waste Industries USA, Inc., Term Loan	4.25%	02/27/2020		52	52,554
					446,383

Electronics & Electrical–11.01%

4L Technologies Inc., Term Loan	5.50%	05/08/2020		6,178	5,822,409
AF Borrower LLC, Term Loan	6.25%	01/28/2022		1,873	1,861,806
Avago Technologies Cayman Ltd., (Luxembourg) Term Loan B(e)	—	01/01/2022	EUR	1,500	1,577,756
Term Loan B(e)	—	01/01/2022		24,957	24,731,368
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/2020		1,460	1,457,393
Blackboard Inc., Term Loan B-3	4.75%	10/04/2018		4,163	4,048,454
Blue Coat Holdings, Inc., Term Loan	4.50%	05/22/2022		615	599,234
BMC Software Finance, Inc., Term Loan	5.00%	09/10/2020		1,509	1,314,520
CommScope, Inc., Term Loan 5	3.75%	12/29/2022		2,987	2,958,290
Compuware Corp., Term Loan B-1	6.25%	12/15/2019		718	676,989
Term Loan B-2	6.25%	12/15/2021		1,887	1,780,614
Deltek, Inc., Term Loan	5.00%	06/25/2022		2,173	2,160,632
Diamond US Holding LLC, Term Loan	4.75%	12/17/2021		1,600	1,592,234
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/2020		1,683	1,679,871
Hyland Software, Inc., Second Lien Term Loan	8.25%	07/03/2023		339	323,776
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021		1,588	1,484,773
Lully Finance LLC, First Lien Term Loan B-1	5.00%	10/16/2022		767	757,728
Second Lien Term Loan B-1	9.50%	10/16/2023		655	647,646
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019		5,021	5,009,753
Mediaocean LLC, Term Loan	5.75%	08/15/2022		1,109	1,100,394
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		2,031	2,020,623
MSC Software Corp., First Lien Term Loan	5.00%	05/29/2020		559	550,864
Second Lien Term Loan (Acquired 05/28/14; Cost $474,668)	8.50%	06/01/2021		478	461,692
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/2020		1,350	1,336,126
NXP B.V., Term Loan B (e)	—	12/07/2020		3,800	3,784,141
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/2019		1,242	1,233,892
Omnitracs, Inc., Term Loan	4.75%	11/25/2020		1,619	1,602,392
Peak 10, Inc., Second Lien Term Loan	8.25%	06/17/2022		432	408,195
Riverbed Technology, Inc., Term Loan	6.00%	04/25/2022		1,584	1,583,299
RP Crown Parent, LLC, First Lien Term Loan	6.00%	12/21/2018		7,018	6,380,196
Second Lien Term Loan	11.25%	12/21/2019		880	730,562
SkillSoft Corp., Term Loan	5.75%	04/28/2021		4,464	3,794,184
Sophia, L.P., Term Loan	4.75%	09/30/2022		3,042	3,019,919
SS&C Technologies Inc., Term Loan B-1	3.75%	07/08/2022		4,516	4,506,595
Term Loan B-2	3.75%	07/08/2022		679	677,292
Sybil Software LLC, Term Loan	4.25%	03/20/2020		291	290,506
TTM Technologies, Inc., Term Loan B	6.00%	05/31/2021		3,305	3,048,589
Zebra Technologies Corp., Term Loan	4.75%	10/27/2021		3,350	3,360,910
					100,375,617

Equipment Leasing–0.19%

IBC Capital US LLC, Term Loan	4.75%	09/09/2021		1,895	1,735,799

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000) (a)	Value

Financial Intermediaries–2.17%

Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		$515	$517,086
iPayment Inc., Term Loan	6.75%	05/08/2017		4,784	4,682,397
LPL Holdings, Inc., Term Loan B (e)	—	11/20/2022		2,362	2,356,421
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		4,882	4,512,202
RJO Holdings Corp., Term Loan	6.98%	12/10/2016		5,130	4,745,587
RPI Finance Trust, Term Loan B-4	3.50%	11/09/2020		1,796	1,784,982
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	4.25%	12/17/2020		1,213	1,213,174
					19,811,849

Food & Drug Retailers–1.09%

Albertson’s LLC, Term Loan B-4	5.50%	08/25/2021		9,159	9,158,001
Pret A Manger (United Kingdom), Term Loan B (e)	—	06/19/2020	GBP	500	755,564
					9,913,565

Food Products–3.82%

AdvancePierre Foods, Inc., First Lien Term Loan	5.75%	07/10/2017		5,150	5,152,870
Second Lien Term Loan	9.50%	10/10/2017		1,688	1,676,966
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/2018		3,656	3,656,498
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/2022		4,796	4,780,434
CSM Bakery Supplies LLC, First Lien Term Loan	5.00%	07/03/2020		1,493	1,474,226
Second Lien Term Loan	8.75%	07/03/2021		1,430	1,365,889
Dole Food Co., Inc., Term Loan B	4.50%	11/01/2018		2,902	2,893,031
Hearthside Group Holdings, LLC, Revolver Loan(d)	0.00%	06/02/2019		1,193	1,167,641
Revolver Loan	3.65%	06/02/2019		377	368,728
Term Loan	4.50%	06/02/2021		1,145	1,130,213
Hostess Brands, LLC, Second Lien Term Loan B	8.50%	08/03/2023		630	628,901
JBS USA, LLC, Incremental Term Loan	4.00%	10/30/2022		4,041	4,030,509
Term Loan	3.75%	05/25/2018		3,068	3,060,188
Post Holdings, Inc., Revolver Loan(d)	0.00%	01/29/2019		2,094	2,089,402
Series A, Incremental Term Loan	3.75%	06/02/2021		1	767
Shearer’s Foods, LLC, First Lien Term Loan	4.94%	06/30/2021		453	447,366
Incremental Term Loan(e)	—	06/30/2021		640	635,167
Second Lien Term Loan	7.75%	06/30/2022		250	241,085
					34,799,881

Food Service–2.14%

Portillo’s Holdings, LLC, First Lien Term Loan B	4.75%	08/02/2021		1,212	1,175,949
Second Lien Term Loan	8.00%	08/01/2022		478	458,635
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		1,452	1,451,462
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/14; Cost $1,933,143)	8.75%	02/28/2019		1,985	1,766,478
Steak n Shake Inc., Term Loan (Acquired 03/17/14-05/30/14; Cost $1,430,574)	4.75%	03/19/2021		1,440	1,430,826
TMK Hawk Parent, Corp., First Lien Term Loan	5.25%	10/01/2021		1,379	1,375,816
Second Lien Term Loan	8.50%	10/01/2022		638	641,402
US Foods, Inc., Incremental Term Loan	4.50%	03/31/2019		6,753	6,712,680
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/2020		5,705	4,467,862
					19,481,110

Forest Products–0.33%

Builders FirstSource, Inc., Term Loan	6.00%	07/29/2022		1,155	1,142,759
NewPage Corp., Term Loan B	9.50%	02/11/2021		2,710	1,004,672
Xerium Technologies, Inc., Term Loan	6.25%	05/17/2019		881	879,339
					3,026,770

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Health Care–4.36%

Acadia Healthcare Co., Inc., Incremental Term Loan B	4.25%	02/11/2022	$648	$650,768
ATI Holdings, Inc., Term Loan	5.25%	12/20/2019	1,446	1,442,417
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-4	4.25%	01/17/2022	1,668	1,659,421
CareCore National, LLC, Term Loan	5.50%	03/05/2021	1,436	1,277,688
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/2019	749	696,511
Community Health Systems, Inc., Incremental Term Loan F	3.66%	12/31/2018	2,837	2,792,501
Creganna Finance (US) LLC, First Lien Term Loan	4.75%	12/01/2021	686	686,113
Second Lien Term Loan	9.00%	06/01/2022	686	681,821
DJO Finance LLC, Term Loan	4.25%	06/07/2020	3,631	3,559,483
eResearchTechnology, Inc., Term Loan	5.50%	05/08/2022	284	280,334
Global Healthcare Exchange, LLC, Term Loan	5.50%	08/13/2022	793	792,169
Greatbatch, Ltd., Term Loan B	5.25%	10/27/2022	3,225	3,200,401
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022	1,560	1,560,595
Hill-Rom Holdings, Inc., Term Loan B	3.50%	09/08/2022	1,646	1,646,809
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021	416	397,599
Kinetic Concepts, Inc., Term Loan E-1	4.50%	05/04/2018	2,079	2,031,249
Millennium Laboratories, LLC, Term Loan B (g)	5.25%	04/16/2021	13,613	5,635,971
MPH Acquisition Holdings LLC, Term Loan	3.75%	03/31/2021	2,710	2,642,921
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022	945	923,702
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/2022	432	412,515
Term Loan	4.75%	06/16/2021	740	726,957
Surgery Center Holdings, Inc., Second Lien Term Loan	8.50%	11/03/2021	1,075	1,064,296
Term Loan	5.25%	11/03/2020	1,318	1,310,885
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/2022	1,232	1,228,447
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018	2,766	2,427,430
				39,729,003

Home Furnishings–0.16%

Mattress Holding Corp., Term Loan	5.00%	10/20/2021	711	709,576
PGT, Inc., Term Loan	5.25%	09/22/2021	770	771,660
				1,481,236

Industrial Equipment–1.45%

Accudyne Industries LLC, Term Loan	4.00%	12/13/2019	727	642,511
Crosby US Acquisition Corp., First Lien Term Loan	4.00%	11/23/2020	2,876	2,329,879
Second Lien Term Loan	7.00%	11/22/2021	1,081	870,040
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/2021	3,946	3,930,895
Filtration Group Corp., Second Lien Term Loan	8.25%	11/22/2021	280	277,909
Milacron LLC, Term Loan	4.50%	09/28/2020	789	783,205
MX Holdings US, Inc., Term Loan B-1	4.00%	08/14/2020	896	895,444
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020	2,449	1,864,255
Tank Holding Corp., Term Loan	5.25%	03/16/2022	498	494,441
Terex Corp., Term Loan (e)	—	08/13/2021	119	118,618
Virtuoso US LLC, Term Loan	4.25%	02/11/2021	981	977,277
				13,184,474

Insurance–0.53%

Cooper Gay Swett & Crawford Ltd., First Lien Term Loan	5.00%	04/16/2020	2,104	2,028,441
Second Lien Term Loan	8.25%	10/16/2020	1,135	1,066,748
York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021	1,831	1,757,530
				4,852,719

Leisure Goods, Activities & Movies–3.52%

Alpha Topco Ltd., (United Kingdom) Second Lien Term Loan	7.75%	07/29/2022	4,847	4,571,056
Term Loan B-3	4.75%	07/30/2021	13,563	13,261,056
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.50%	01/30/2020	281	281,924

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000) (a)	Value

Leisure Goods, Activities & Movies–(continued)

Cinemark USA, Inc., Term Loan	3.31%	05/06/2022		$132	$132,477
Creative Artists Agency, LLC, Term Loan	5.50%	12/17/2021		1,546	1,546,580
CWGS Group, LLC, Term Loan	5.25%	02/20/2020		2,278	2,250,808
Dorna Sports, S.L. (Spain), Term Loan B	3.95%	04/30/2021		1,015	991,982
Equinox Holdings Inc., Revolver Loan (d)	0.00%	02/01/2018		1,112	1,001,228
Fitness International, LLC, Term Loan B	5.50%	07/01/2020		2,920	2,780,513
Infront Finance Luxembourg S.a r.l. (Switzerland), Term Loan D	8.00%	06/28/2020	EUR	1,000	1,016,929
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/2020		856	856,151
Performance Sports Group Ltd. (Canada), Term Loan	4.50%	04/15/2021		153	149,226
Regal Cinemas Corp., Term Loan	3.75%	04/01/2022		1,373	1,373,800
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/2020		1,260	1,185,598
Six Flags Theme Parks, Inc., Term Loan B	3.50%	06/30/2022		673	675,303
					32,074,631

Lodging & Casinos–3.66%

Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		399	395,495
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,927	3,534,731
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/2018		3,675	3,578,463
ESH Hospitality, Inc., Term Loan	5.00%	06/24/2019		2,123	2,139,098
Harrah’s Operating Co., Inc., Term Loan B-6 (g)	1.50%	03/01/2017		4,809	4,356,750
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/2020		1,728	1,721,129
La Quinta Intermediate Holdings LLC, Term Loan	3.75%	04/14/2021		3,786	3,723,272
Scientific Games International, Inc., Term Loan	6.00%	10/18/2020		11,319	10,534,148
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		3,347	3,356,072
					33,339,158

Nonferrous Metals & Minerals–0.71%

Arch Coal, Inc., Term Loan	6.25%	05/16/2018		6,015	2,988,891
Dynacast International LLC, Second Lien Term Loan (Acquired 01/29/15; Cost $504,301)	9.50%	01/30/2023		514	498,127
EP Minerals, LLC, Term Loan	5.50%	08/20/2020		492	491,191
Novelis Inc., Term Loan	4.00%	06/02/2022		2,552	2,485,605
					6,463,814

Oil & Gas–6.06%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		32	8,392
Ascent Resources - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		2,930	1,045,961
Second Lien Term Loan	8.50%	08/04/2021		577	27,905
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/2020		3,368	3,098,200
Citgo Holdings, Inc., Term Loan	9.50%	05/12/2018		4,757	4,775,632
CJ Holding Co., Term Loan B-1	6.50%	03/24/2020		190	128,179
Term Loan B-2	7.25%	03/24/2022		1,571	1,052,892
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/2019		1,958	1,531,860
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		8,975	4,617,624
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		3,930	2,275,316
EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/28/2019	EUR	500	523,256
EMG Utica, LLC, Term Loan	4.75%	03/27/2020		1,424	1,347,440
Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/2020		8,503	2,607,536
Term Loan	3.88%	09/28/2018		997	824,252
Floatel International Ltd., Term Loan	6.00%	06/27/2020		3,576	1,698,545
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $252,177)	4.50%	05/02/2016		252	251,547
HGIM Corp., Term Loan B	5.50%	06/18/2020		5,426	3,607,570
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		2,511	1,870,431
McDermott International, Inc., Term Loan	5.25%	04/16/2019		971	950,251
NGPL PipeCo LLC, Term Loan	6.75%	09/15/2017		2,860	2,526,004
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/2020		1,895	1,374,067
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		706	396,484
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/16/2021		1,457	433,578
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/2021		3,988	3,024,362
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/2021		1,868	1,714,288

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000) (a)	Value

Oil & Gas–(continued)

Samson Investment Co., Second Lien Term Loan (g)(h)	0.00%	09/25/2018		$5,806	$416,072
Seadrill Operating LP, Term Loan	4.00%	02/21/2021		14,564	7,432,312
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/2021		1,364	1,077,368
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021		1,067	909,999
Targa Resources Corp., Term Loan	5.75%	02/25/2022		564	564,625
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		3,050	3,070,097
					55,182,045

Publishing–2.35%

Cygnus Business Media, Inc., PIK Term Loan (Acquired 07/19/04-10/30/15; Cost $1,548,899) (f)(i)	8.75%	12/31/2015		1,549	774,569
Getty Images, Inc., Revolver Loan(d)	0.00%	10/18/2017		4,104	3,180,337
Term Loan	4.75%	10/18/2019		3,373	2,305,767
MC Communications, LLC, Term Loan (Acquired 08/16/04-08/22/05; Cost $7,100,323) (h)	0.00%	03/31/2016		3,392	203,530
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/2018		1,948	1,870,213
Merrill Communications LLC, Term Loan	6.25%	06/01/2022		3,377	3,157,394
Multi Packaging Solutions, Inc., Term Loan C	4.25%	09/30/2020		875	866,549
Newsday, LLC, Term Loan	3.73%	10/12/2016		2,741	2,741,059
ProQuest LLC, Term Loan	5.25%	10/24/2021		2,275	2,247,898
Southern Graphics Inc., Term Loan	4.25%	10/17/2019		385	381,985
Tribune Media Co., Term Loan B	3.75%	12/28/2020		3,739	3,724,561
					21,453,862

Radio & Television–2.52%

Block Communications, Inc., Term Loan B	5.50%	11/07/2021		694	695,076
Gray Television, Inc., Term Loan	3.75%	06/13/2021		674	670,946
iHeartCommunications, Inc., Term Loan D	6.98%	01/30/2019		8,067	5,873,076
Term Loan E	7.73%	07/31/2019		17,874	13,030,334
Media General Inc., Term Loan B	4.00%	07/31/2020		2,006	1,996,885
Sinclair Television Group, Inc., Incremental Term Loan B-1	3.50%	07/30/2021		705	701,426
					22,967,743

Retailers (except Food & Drug)–5.94%

David’s Bridal, Inc., Asset-Based Revolver Loan (Acquired 01/10/14-11/24/15; Cost $2,247,843) (d)	0.00%	10/11/2017		2,248	2,045,537
Asset-Based Revolver Loan (Acquired 11/24/15; Cost $30,364)	3.50%	10/11/2017		30	27,631
Term Loan	5.25%	10/11/2019		962	801,720
Fullbeauty Brands Holdings Corp., Term Loan	5.75%	10/14/2022		2,196	2,081,784
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		3,303	2,097,880
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/2019		1,990	1,984,510
Jill Holdings LLC, Term Loan	6.00%	05/08/2022		571	562,021
Kirk Beauty One GmbH, (Germany) Term Loan B-1	6.00%	08/13/2022	EUR	422	448,305
Term Loan B-2	6.00%	08/13/2022	EUR	257	273,172
Term Loan B-3	6.00%	08/13/2022	EUR	441	468,352
Term Loan B-4	6.00%	08/13/2022	EUR	293	310,944
Term Loan B-5	6.00%	08/13/2022	EUR	65	69,098
Term Loan B-6	6.00%	08/13/2022	EUR	336	356,695
Term Loan B-7	6.00%	08/13/2022	EUR	186	197,457
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		2,351	2,109,971
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/2021		126	124,831
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/2021		919	861,574
Michaels Stores, Inc., Term Loan B	3.75%	01/28/2020		184	182,477
National Vision, Inc., First Lien Term Loan	4.00%	03/13/2021		993	971,078
Second Lien Term Loan	6.75%	03/13/2022		81	78,306
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		2,334	1,816,617
Payless Inc., Second Lien Term Loan	8.50%	03/11/2022		1,298	787,502
Term Loan	5.00%	03/11/2021		4,347	3,021,150

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Retailers (except Food & Drug)–(continued)

Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021	$885	$831,589
Pilot Travel Centers LLC, Term Loan B	3.75%	10/01/2021	1,481	1,487,398
Savers Inc., Term Loan	5.00%	07/09/2019	5,032	4,151,469
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018	14,681	13,885,777
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/2019	8,160	7,507,508
Toys ‘R’ US-Delaware, Inc., Term Loan A-1	8.25%	10/24/2019	1,013	1,008,994
Term Loan A-1	8.25%	10/24/2019	1,256	1,251,152
Term Loan B-2	5.25%	05/25/2018	162	134,119
Term Loan B-3	5.25%	05/25/2018	21	17,236
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018	2,267	2,170,986
				54,124,840

Steel–0.23%

Fortescue Metals Group Ltd., Term Loan	4.25%	06/30/2019	2,582	2,119,235

Surface Transport–0.56%

Hertz Corp. (The), Term Loan B-2	3.00%	03/11/2018	844	833,672
Kenan Advantage Group, Inc., Canadian Term Loan	4.00%	07/31/2022	124	123,209
Delayed Draw Term Loan(d)	0.00%	01/31/2017	54	53,945
Term Loan	4.00%	07/31/2022	388	386,276
PODS Holding, LLC, First Lien Term Loan	4.50%	02/02/2022	486	484,225
Second Lien Term Loan (Acquired 01/28/15; Cost $764,620)	9.25%	02/02/2023	772	759,975
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/2021	1,944	1,945,206
Vouvray US Finance LLC, Term Loan	4.75%	06/27/2021	519	516,307
				5,102,815

Telecommunications–6.94%

Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022	4,873	4,521,673
Consolidated Communications, Inc., Term Loan	4.25%	12/23/2020	5,678	5,658,590
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019	4,556	4,559,062
Frontier Communications Corp., Delayed Draw Term Loan A (d)	0.00%	03/31/2021	2,932	2,766,736
GTT Communications, Inc., Term Loan	6.25%	10/22/2022	1,403	1,401,475
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/2019	1,304	1,303,731
Level 3 Communications, Inc., Term Loan B	4.00%	01/15/2020	2,506	2,506,198
Term Loan B-II	3.50%	05/31/2022	10,494	10,408,917
Term Loan B-III	4.00%	08/01/2019	70	69,498
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/2021	91	88,636
Nextgen Finance, LLC, Term Loan B (Acquired 05/19/14; Cost $3,187,647)	5.00%	05/31/2021	3,226	2,774,160
NTELOS Inc., Term Loan B	5.75%	11/09/2019	7,243	7,215,433
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/2019	4,522	3,572,101
Term Loan	4.00%	04/23/2019	1,056	832,632
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022	3,293	3,299,853
U.S. TelePacific Corp., Term Loan	6.00%	11/25/2020	3,493	3,366,817
XO Communications, LLC, Term Loan	4.25%	03/20/2021	691	680,452
Zayo Group, LLC, Term Loan	3.75%	05/06/2021	8,252	8,170,928
				63,196,892

Utilities–4.85%

Aria Energy Operating LLC, Term Loan	5.00%	05/27/2022	927	896,759
Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/2022	1,109	1,067,031
Calpine Corp., Term Loan(e)	—	01/15/2023	7,053	6,996,035
Term Loan	3.50%	05/27/2022	3,158	3,085,936
Dynegy Inc., Term Loan B-2	4.00%	04/23/2020	194	190,238
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	06/19/2016	1,396	1,392,732

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000) (a)	Value

Utilities–(continued)

Granite Acquisition, Inc., First Lien Term Loan B	5.00%	12/17/2021		$3,684	$3,456,395
First Lien Term Loan C	5.00%	12/17/2021		162	152,042
Second Lien Term Loan B	8.25%	12/17/2022		1,021	883,398
NSG Holdings LLC, Term Loan (Acquired 12/17/12-10/04/13; Cost $1,163,069)	3.75%	12/11/2019		1,168	1,153,096
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021		1,103	1,100,185
Texas Competitive Electric Holdings Co. LLC, DIP Revolver Loan (d)(g)	0.00%	11/07/2016		17,778	17,609,778
TPF II Power, LLC, Term Loan	5.50%	10/02/2021		5,264	5,194,182
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020		1,072	1,042,432
					44,220,239
Total Variable Rate Senior Loan Interests					920,705,714

Bonds & Notes–9.96%

Aerospace & Defense–0.28%

LMI Aerospace, Inc.	7.38%	07/15/2019		2,598	2,559,030

Air Transport–0.36%

Mesa Airlines, Inc., Class B (j)	5.75%	01/15/2024		3,318	3,318,000

Building & Development–0.21%

Dry Mix Solutions Investissements S.A.S. (France) (j)(k)	4.21%	06/15/2021	EUR	1,875	1,940,420

Business Equipment & Services–0.55%

ADT Corp. (The)	6.25%	10/15/2021		1,600	1,686,000
Dream Secured Bondco AB (Sweden) (Acquired 10/20/15-10/21/15; Cost $2,011,991) (j)(k)	8.25%	10/21/2023	EUR	1,850	1,895,979
Dream Secured Bondco AB (Sweden) (Acquired 10/21/15; Cost $163,661) (j)(k)	8.25%	10/21/2023	SEK	1,408	156,285
First Data Corp. (j)	6.75%	11/01/2020		1,047	1,103,276
First Data Corp. (j)	7.00%	12/01/2023		193	195,171
					5,036,711

Cable & Satellite Television–1.26%

Altice Financing S.A. (Luxembourg) (j)	6.63%	02/15/2023		520	517,400
Charter Communications Operating LLC (j)	5.75%	02/15/2026		959	968,590
DISH DBS Corp. (k)	5.88%	07/15/2022		386	359,462
UPC Broadband Holdings, B.V. (Netherlands) (j)	6.88%	01/15/2022		295	315,156
UPC Broadband Holdings, B.V. (Netherlands) (j)	7.25%	11/15/2021		6,501	6,972,001
Virgin Media Investment Holdings Ltd. (United Kingdom) (j)	5.50%	01/15/2025	GBP	1,399	2,101,164
YPSO Holding SA (France) (j)	6.00%	05/15/2022		290	287,100
					11,520,873

Chemicals & Plastics–0.79%

Chemours Co. (The) (j)	6.63%	05/15/2023		522	396,067
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		8,757	6,392,610
Ineos Holdings Ltd. (j)	6.13%	08/15/2018		372	375,720
					7,164,397

Containers & Glass Products–0.73%

Ardagh Glass Finance PLC (j)	6.25%	01/31/2019		1,051	1,054,941
Ardagh Glass Finance PLC (j)	7.00%	11/15/2020		221	221,571
Reynolds Group Holdings Inc. (j)	5.63%	12/15/2016		1,538	1,534,155
Reynolds Group Holdings Inc.	5.75%	10/15/2020		2,717	2,795,114
Reynolds Group Holdings Inc.	9.88%	08/15/2019		987	1,031,415
					6,637,196

Electronics & Electrical–0.39%

Blackboard Inc. (j)	7.75%	11/15/2019		2,799	2,519,100
ICBPI (United Kingdom) (j)(k)	8.00%	05/30/2021	EUR	1,000	1,056,550
					3,575,650

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000) (a)	Value

Financial Intermediaries–0.69%

Arrow Global Finance (United Kingdom) (j)(k)	5.22%	11/01/2021	EUR	500	$535,301
Cabot Financial S.A. (Luxembourg) (j)(k)	5.88%	11/15/2021	EUR	750	795,186
Cabot Financial S.A. (Luxembourg) (j)	6.50%	04/01/2021	GBP	500	734,690
Garfunkelux Holdco 3 S.A. (Luxembourg) (j)	7.50%	08/01/2022	EUR	2,250	2,494,114
Garfunkelux Holdco 3 S.A. (Luxembourg) (j)	11.00%	11/01/2023	GBP	500	777,034
Lindorff Group AB (Norway) (j)(k)	5.50%	08/15/2020	EUR	250	267,360
TMF Group Holdco B.V. (Netherlands) (j)	9.88%	12/01/2019	EUR	625	710,371
					6,314,056

Food Products–0.03%

Chiquita Brands LLC	7.88%	02/01/2021		253	268,180

Forest Products–0.05%

Verso Paper Holdings LLC	11.75%	01/15/2019		2,538	494,910

Health Care–1.29%

Care UK Health & Social Care PLC (United Kingdom) (j)(k)	5.58%	07/15/2019	GBP	1,750	2,472,261
Community Health Systems, Inc.	6.88%	02/01/2022		851	829,725
DaVita HealthCare Partners Inc.	5.13%	07/15/2024		289	288,819
DJO Finance LLC (j)	8.13%	06/15/2021		2,417	2,187,385
DJO Finance LLC (j)	10.75%	04/15/2020		3,085	2,938,463
IDH Finance PLC (United Kingdom) (j)(k)	5.59%	12/01/2018	GBP	375	566,199
Kinetic Concepts, Inc.	10.50%	11/01/2018		1,976	1,926,600
Tenet Healthcare Corp.	8.00%	08/01/2020		495	504,900
					11,714,352

Leisure Goods, Activities & Movies–0.32%

Carmike Cinemas, Inc. (j)	6.00%	06/15/2023		554	573,390
Corleone Capital Ltd. (United Kingdom) (j)	9.00%	08/01/2018	GBP	1,250	1,967,304
Sabre, Inc. (j)	5.25%	11/15/2023		175	173,250
Vue Entertainment Investment Ltd. (United Kingdom) (j)	7.88%	07/15/2020	GBP	125	200,264
					2,914,208

Lodging & Casinos–0.06%

ESH Hospitality, Inc. (j)	5.25%	05/01/2025		554	548,460

Nonferrous Metals & Minerals–0.25%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		2,900	2,320,000

Oil & Gas–0.58%

Drill Rigs Holdings Inc. (j)	6.50%	10/01/2017		4,265	3,017,487
FTS International, Inc. (j)(k)	7.84%	06/15/2020		1,064	792,680
Pacific Drilling S.A. (Luxembourg) (j)	5.38%	06/01/2020		2,928	1,500,600
Seventy Seven Operating LLC	6.50%	07/15/2022		130	22,263
					5,333,030

Radio & Television–0.13%

Sinclair Television Group, Inc.	6.38%	11/01/2021		870	904,800
Univision Communications Inc. (j)	6.75%	09/15/2022		234	243,360
					1,148,160

Retailers (except Food & Drug)–0.41%

Claire’s Stores Inc. (j)	6.13%	03/15/2020		780	542,100
Guitar Center, Inc. (j)	6.50%	04/15/2019		980	888,125
New Look PLC (United Kingdom) (j)	8.00%	07/01/2023	GBP	1,000	1,507,040
Targus Group International, Inc. (Acquired 12/16/09-12/14/14; Cost $2,127,321) (j)	10.00%	06/14/2019		892	0
TWIN SET - Simona Barbieri S.p.A. (Italy) (j)(k)	5.83%	07/15/2019	EUR	750	758,735
					3,696,000

Steel–0.02%

Fortescue Metals Group Ltd. (j)	9.75%	03/01/2022		144	139,320

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000) (a)	Value

Telecommunications–1.24%

Frontier Communications Corp. (j)	10.50%	09/15/2022		$482	$478,987
Goodman Networks Inc.	12.13%	07/01/2018		5,685	1,677,075
SoftBank Corp. (Japan) (j)	4.75%	07/30/2025	EUR	1,250	1,310,280
Wind Telecomunicazioni S.p.A. (Italy) (j)	6.50%	04/30/2020		269	283,822
Wind Telecomunicazioni S.p.A. (Italy) (j)	7.00%	04/23/2021	EUR	2,000	2,146,117
Wind Telecomunicazioni S.p.A. (Italy) (j)	7.38%	04/23/2021		811	783,629
Windstream Corp.	6.38%	08/01/2023		25	18,625
Windstream Corp.	7.50%	06/01/2022		2,483	1,924,325
Zayo Group, LLC	6.38%	05/15/2025		2,770	2,652,275
					11,275,135

Utilities–0.32%

Calpine Corp. (j)	6.00%	01/15/2022		538	562,210
Calpine Corp. (j)	7.88%	01/15/2023		1	340
NRG Energy Inc.	6.25%	07/15/2022		1,018	946,740
NRG Energy Inc.	6.63%	03/15/2023		1,466	1,370,710
					2,880,000
Total Bonds & Notes					90,798,088

Structured Products–7.81%

Apidos Cinco CDO (j)(k)	4.61%	05/14/2020		639,000	638,742
Apidos CLO IX-R (j)(k)	6.42%	07/15/2023		1,742,000	1,691,634
Apidos CLO X (j)(k)	6.57%	10/30/2022		2,238,000	2,204,620
Apidos CLO XI (j)(k)	5.57%	01/17/2023		1,772,000	1,541,247
Apidos CLO XV (j)(k)	5.07%	10/20/2025		4,000,000	3,348,184
Apidos Quattro CDO (j)(k)	3.92%	01/20/2019		481,000	479,369
Ares XI CLO Ltd. (j)(k)	6.32%	10/11/2021		522,000	523,611
Atrium X LLC (j)(k)	4.82%	07/16/2025		3,932,000	3,347,544
Babson CLO Ltd. 2007-I (j)(k)	3.57%	01/18/2021		867,000	850,214
Babson CLO Ltd. 2013-II (j)(k)	4.79%	01/18/2025		2,964,000	2,375,599
Carlyle Global Market Strategies 2012-2 (j)(k)	6.42%	07/20/2023		1,802,000	1,762,558
Carlyle Global Market Strategies 2012-3 (j)(k)	5.82%	10/04/2024		2,499,000	2,370,042
Carlyle Global Market Strategies 2013-1 (j)(k)	5.86%	02/14/2025		1,300,000	1,168,804
Carlyle High Yield Partners 10 (j)(k)	3.52%	04/19/2022		500,000	479,162
Dryden Senior Loan Fund 2013-30 (j)(k)	5.36%	11/14/2025		2,361,000	2,006,843
Dryden XI-Leveraged Loan CDO 2006 (j)(k)	4.22%	04/12/2020		426,767	422,101
Duane Street CLO 2007-4 (j)(k)	4.61%	11/14/2021		369,000	367,629
Flagship CLO VI (j)(k)	5.08%	06/10/2021		1,917,628	1,917,789
Flagship CLO VI (j)(k)	5.08%	06/10/2021		1,670,966	1,671,106
Gallatin Funding CLO VII 2014-1 Ltd. (j)(k)	5.99%	07/15/2023		1,575,000	1,576,378
Halcyon Loan Investors CLO II, Ltd. (j)(k)	3.92%	04/24/2021		2,875,000	2,796,843
ING IM CLO 2012-4, Ltd. (j)(k)	6.07%	10/15/2023		3,047,000	2,924,517
ING IM CLO 2013-1, Ltd. (j)(k)	5.32%	04/15/2024		2,600,000	2,207,915
ING IM CLO 2013-3, Ltd. (j)(k)	4.82%	01/18/2026		1,989,000	1,621,530
ING Investment Management CLO III, Ltd. (j)(k)	3.82%	12/13/2020		2,098,000	2,064,621
ING Investment Management CLO IV, Ltd. (j)(k)	4.54%	06/14/2022		542,000	536,541
Keuka Park CLO 2013-1 (j)(k)	4.79%	10/21/2024		412,000	340,772
KKR Financial CLO 2012-1, Ltd. (j)(k)	5.84%	12/15/2024		3,150,000	3,003,541
KKR Financial CLO 2013-1, Ltd. (j)(k)	5.07%	07/15/2025		2,393,000	2,013,142
Madison Park Funding II, Ltd. (j)(k)	5.08%	03/25/2020		500,000	505,778
Madison Park Funding IX, Ltd. (j)(k)	5.61%	08/15/2022		410,000	382,080
Madison Park Funding X, Ltd. (j)(k)	5.54%	01/20/2025		1,259,000	1,190,833
Madison Park Funding XIV, Ltd. (j)(k)	5.04%	07/20/2026		750,000	638,185
Madison Park Funding XIV, Ltd. (j)(k)	5.69%	07/20/2026		1,075,000	844,043
Magnetite CLO Ltd. 2012-6 (j)(k)	5.89%	09/15/2023		1,106,000	1,075,177
MAPS CLO Fund LLC 2007-2 (j)(k)	4.57%	07/20/2022		888,000	870,474
Northwoods Capital Ltd. 2013-10A (j)(k)	3.93%	11/04/2025		629,000	575,080
Octagon Investment Partners XIV Ltd. (j)(k)	5.57%	01/15/2024		1,209,000	1,083,410
Octagon Investment Partners XIX Ltd. (j)(k)	5.17%	04/15/2026		1,741,000	1,453,265
Octagon Investment Partners XVII Ltd. (j)(k)	4.82%	10/25/2025		775,000	637,704
Octagon Investment Partners XVIII Ltd. (j)(k)	5.61%	12/16/2024		2,964,000	2,545,907
Octagon Investment Partners XXI Ltd. (j)(k)	6.96%	11/14/2026		500,000	463,058

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Structured Products–(continued)

Pacifica CDO VI, Ltd. (j)(k)	4.11%	08/15/2021	$1,059,000	$987,766
Regatta IV Funding Ltd. 2014-1 (j)(k)	5.27%	07/25/2026	1,070,000	879,158
Seneca Park CLO 2014-1 (j)(k)	5.02%	07/17/2026	500,000	423,026
Sierra CLO II Ltd. (k)	3.82%	01/22/2021	1,279,000	1,284,025
Silverado CLO 2006-II Ltd. (j)(k)	4.07%	10/16/2020	1,545,000	1,486,149
Slater Mill Loan Fund, LP (j)(k)	5.86%	08/17/2022	2,023,000	1,972,959
St. James River CLO Ltd. 2007-1 (j)(k)	4.63%	06/11/2021	267,604	264,619
Symphony CLO VIII, Ltd. (j)(k)	6.28%	01/09/2023	2,140,000	2,133,426
Symphony CLO XIV Ltd. (j)(k)	4.92%	07/14/2026	500,000	419,555
Trimaran CLO VII Ltd. (j)(k)	3.74%	06/15/2021	806,000	783,706
Total Structured Products				71,151,981

			Shares

Common Stocks & Other Equity Interests–4.42%(l)

Aerospace & Defense–0.03%

IAP Worldwide Services (j)(m)			229	286,544

Building & Development–2.16%

Axia Inc. (Acquired 05/30/08; Cost $2,268,885) (i)(j)(m)			505	3,744,273
Building Materials Holding Corp. (j)(m)			1,279,379	11,514,411
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/10; Cost $7,938,060) (j)(m)			780	0
Class B (Acquired 07/15/10; Cost $93,975) (j)(m)			9	0
Newhall Holding Co., LLC Class A (j)(m)			621,591	2,191,108
Tamarack Resort LLC (Acquired 03/07/14; Cost $0) (j)(m)			28,000	0
WCI Communities, Inc. (m)			93,512	2,263,933
				19,713,725

Chemicals & Plastics–0.00%

Lyondell Chemical Co. Class A			142	13,606

Conglomerates–0.04%

Euramax International, Inc. (j)(m)			3,272	327,220

Containers & Glass Products–0.00%

Nexpak Corp. (j)(m)			70	0

Cosmetics & Toiletries–0.10%

Levlad, LLC & Arbonne International, LLC (j)			4,893	856,205

Drugs–0.00%

BPA Laboratories, Class A Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (j)(m)			7,160	0
Class B Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (j)(m)			11,479	0
				0

Financial Intermediaries–0.00%

RJO Holdings Corp. (j)(m)			2,852	28,516
RJO Holdings Corp. Class A (j)(m)			2,314	1,157
RJO Holdings Corp. Class B (j)(m)			3,000	1,500
				31,173

Home Furnishings–0.32%

Quality Home Brands Holdings LLC (j)(m)			9,358	1,684,440
World Kitchen, LLC (m)			52,654	1,263,696
				2,948,136

Lodging & Casinos–0.98%

Twin River Management Group, Inc. (j)(m)			189,050	8,904,255

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Publishing–0.78%

Affiliated Media, Inc. (j)(m)	81,915	$2,662,241
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,793,148) (i)(j)(m)	8,426	0
F&W Publications, Inc. (j)(m)	18,385	1,562,734
MC Communications, LLC (Acquired 07/02/09; Cost $40,782,551) (j)(m)	739,818	0
Merrill Communications LLC, Class A (j)(m)	326,686	2,123,459
Tribune Media Co. Class A	19,027	742,243
Tribune Publishing Co.	4,756	48,416
		7,139,093

Retailers (except Food & Drug)–0.00%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (j)(m)	22,469	0

Telecommunications–0.01%

CTM Media Holdings Inc.	1,270	43,244
Total Common Stocks & Other Equity Interests		40,263,201

Preferred Stocks–0.02%(l)

Building & Development–0.01%

Tamarack Resort LLC (Acquired 03/07/14; Cost $119,180) (j)(m)	505	82,315

Financial Intermediaries–0.00%

RJO Holdings Corp., Series A-2 (j)(m)	584	37,960

Utilities–0.01%

Genie Energy Ltd. (m)	7,632	56,935
Total Preferred Stocks		177,210
TOTAL INVESTMENTS(n)–123.25% (Cost $1,226,976,612)		1,123,096,194
BORROWINGS–(22.50)%		(205,000,000)
OTHER ASSETS LESS LIABILITIES–(0.75)%		(6,836,075)
NET ASSETS–100.00%		$911,260,119

Investment Abbreviations:

CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
DIP	—Debtor-in-possession
EUR	—Euro
GBP	—British Pound Sterling
LOC	—Letter of Credit
PIK	—Payment-in-Kind
SEK	—Swedish Krona
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

(e)	This variable rate interest will settle after November 30, 2015, at which time the interest rate will be determined.

(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cygnus Business Media, Inc., PIK Term Loan	3.25%	8.75%
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Tamarack Resort LLC, PIK Term Loan A	8.00	8.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50

(g)	The borrower has filed for protection in federal bankruptcy court.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of these securities at November 30, 2015 represented less than 1% of the Fund’s Net Assets.

(i)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of November 30, 2015 was $4,518,842, which represented less than 1% of the Fund’s Net Assets. See Note 4.

(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $165,700,804, which represented 18.18% of the Fund’s Net Assets.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(l)	Securities acquired through the restructuring of senior loans.

(m)	Non-income producing security.

(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Senior Loan Fund

A.	Security Valuations-(continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Senior Loan Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the

Invesco Senior Loan Fund

I.	Other Risks-(continued)

loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

J.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2015, there were transfers from Level 2 to Level 3 of $13,611,024, due to third party vendor quotations utilizing single market quotes, from Level 3 to Level 2 of $29,093,436, due to third-party vendor quotations utilizing more than one market quote, and from Level 3 to Level 1 of $2,662,241, due to due to securities trading on an exchange.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$827,237,180	$93,468,534	$920,705,714
Bonds & Notes	—	85,427,824	5,370,264	90,798,088
Structured Products	—	71,151,981	—	71,151,981
Equity Securities	5,830,618	25,996,929	8,612,864	40,440,411
	5,830,618	1,009,813,914	107,451,662	1,123,096,194
Forward Foreign Currency Contracts*	—	516,379	—	516,379
Total Investments	$5,830,618	$1,010,330,293	$107,451,662	$1,123,612,573
*	Unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Invesco Senior Loan Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2015:

	Beginning Balance, as of February 28, 2015	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of November 30, 2015
Variable Rate Senior Loan Interests	$103,278,195	$32,900,933	$(28,269,592)	$262,697	$(122,563)	$(35,200)	$13,283,804	$(27,829,740)	$93,468,534
Bonds & Notes	2,959,870	5,566,555	(2,992,518)	19,114	590,899	(773,656)	—	—	5,370,264
Equity Securities	10,972,342	—	(326,115)	—	(5,636,089)	7,201,443	327,220	(3,925,937)	8,612,864
Total	$117,210,407	$38,467,488	$(31,588,225)	$281,811	$(5,167,753)	$6,392,587	$13,611,024	$(31,755,677)	$107,451,662

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/15/2015	State Street Bank and Trust Co.	EUR	22,750,000	USD	24,437,823	$24,044,342	$393,481
12/15/2015	State Street Bank and Trust Co.	GBP	10,000,000	USD	15,212,500	15,061,074	151,426
12/15/2015	State Street Bank and Trust Co.	USD	3,041,892	GBP	2,000,000	3,012,215	(29,677)
12/15/2015	State Street Bank and Trust Co.	GBP	500,000	USD	753,741	753,054	687
12/15/2015	State Street Bank and Trust Co.	SEK	1,306,250	USD	150,289	149,827	462
Total Open Forward Foreign Currency Contracts—Currency Risk							$516,379

Currency Abbreviations:

EUR	—	Euro

GBP	—	British Pound Sterling

SEK	—	Swedish Krona

USD	—	U.S. Dollar

Invesco Senior Loan Fund

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended November 30, 2015.

	Value 02/28/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 11/30/15	Interest / Dividend Income
Axia Inc., Common Shares	$2,923,161	$—	$—	$821,112	$—	$3,744,273	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—

Cygnus Business Media, Inc., PIK Term Loan	57,188	137,963	(495,076)	1,074,203	291	774,569	122,650
Marietta Intermediate Holding Corp., Common Shares	243,967	—	(304,944)	4,388,861	(4,327,884)	—	—
Total	$3,224,316	$137,963	$(800,020)	$6,284,176	(4,327,593)	$4,518,842	$122,650

NOTE 5 — Unfunded Loan Commitments

As of November 30, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
ABG Intermediate Holdings 2 LLC	Incremental Delayed Draw Term Loan	$158,391	$157,104
ABG Intermediate Holdings 2 LLC	Incremental Second Lien Delayed Draw Term Loan	47,570	47,392
Cequel Communications, LLC	Revolver Loan	4,858,233	4,420,992
David’s Bridal, Inc.	Asset-Based Revolver Loan	2,247,843	2,045,537
Delta Air Lines, Inc.	Revolver Loan	1,226,541	1,205,076
Equinox Holdings, Inc.	Revolver Loan	1,112,475	1,001,228
Frontier Communications Corp.	Delayed Draw Term Loan A	2,931,641	2,766,736
Getty Images, Inc.	Revolver Loan	4,103,661	3,180,337
Hearthside Group Holdings, LLC	Revolver Loan	1,193,077	1,167,641
IAP Worldwide Services	Revolver Loan	1,500,767	1,470,752
Kenan Advantage Group, Inc.	Delayed Draw Term Loan	54,149	53,945
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	19,114	14,431
Midas Intermediate Holdco II, LLC	Incremental Delayed Draw Term Loan	84,849	84,267
Post Holdings, Inc.	Revolver Loan	2,094,166	2,089,402
Texas Competitive Electric Holdings Co. LLC	DIP Revolver Loan	17,777,778	17,609,778
		$39,410,255	$37,314,618

Invesco Senior Loan Fund

NOTE 6 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $510,338,814 and $668,827,614, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,923,783
Aggregate unrealized (depreciation) of investment securities	(141,117,307)
Net unrealized appreciation (depreciation) of investment securities	$(107,193,524)
Cost of investments for tax purposes is $1,230,289,718.

NOTE 7 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended November 30, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,103,660	$3,180,337
Citibank, N.A.	17,777,778	17,609,778
Goldman Sachs Lending Partners LLC	4,372,373	4,162,570
Total	$26,253,811	$24,952,685

Invesco Senior Loan Fund

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Senior Loan Fund

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.